Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
(18)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues are as follows:

	Year ended December 31,
	2017	% of sales	2018	% of sales	2019	% of sales
	RMB		RMB		RMB

Huaxia Life Insurance Company Limited (“Huaxia”)	990,865	24.2%	1,100,027	31.7%	882,539	23.8%
AEON Life Insurance Company, Ltd (“AEON”).	*	*	453,120	13.1%	677,707	18.3%
Sinatay Life Insurance Company, Ltd (“Sinatay”)	*	*	*	*	595,600	16.1%
Tianan Life Insurance Company Limited (“Tianan”)	913,456	22.3%	704,933	20.3%	447,430	12.1%
	1,904,321	46.5%	2,258,080	65.1%	2,603,276	70.3%

*	represented less than 10% of total net revenues as of the year.

Details of the customers which accounted for 10% or more of gross accounts receivable are as follows:

	As of December 31,
	2018	%	2019	%
	RMB		RMB
Huaxia	161,908	31.8%	213,851	30.4%
Sinatay	*	*	100,872	14.4%
Tianan	75,777	14.9%	*	*
AEON	74,538	14.7%	*	*
	312,223	61.4%	314,723	44.8%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short investments with financial institutions with high-credit ratings and quality.